O’SHAUGHNESSY ALL CAP CORE FUND	Summary Prospectus November 28, 2018 OFAAX (Class A) OFACX (Class C)

Before you invest, you may want to review the O’Shaughnessy All Cap Core Fund’s (the “All Cap Core Fund”) Statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks.  The current Statutory Prospectus and SAI dated November 28, 2018, are incorporated by reference into this Summary Prospectus.  You can find the Fund’s Statutory Prospectus, SAI and other information about the Fund online at www.osfunds.com.  You can also get this information at no cost by calling the Fund toll-free at 1-877-291-7827 or by sending an email request to info@osfunds.com.

Investment Objective
The O’Shaughnessy All Cap Core Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 15 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 50 of the Fund’s Statement of Additional Information (“SAI”) and Appendix A to the statutory Prospectus.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%
Distribution (Rule 12b-1) Fees	0.25%	1.00%
Other Expenses	2.16%	2.20%
Total Annual Fund Operating Expenses	2.96%	3.75%
Less: Fee Waiver and Expense Reimbursement(1)	-2.11%	-2.15%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	1.60%
(1)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the All Cap Core Fund through at least November 27, 2019, to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.85% of the average daily net assets of Class A and 1.60% of the average daily net assets of Class C (the “expense limitations”).  The expense limitations may be discontinued at any time after November 27, 2019.  The Adviser may not recoup amounts subject to the expense limitations in future periods.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitations only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$607	$1,203	$1,824	$3,490
If you do not redeem your shares at the end of the period:	$607	$1,203	$1,824	$3,490

Class C shares	1 Year	3 Years	5 Years	10 Years
If you redeem your shares at the end of the period:	$263	$948	$1,753	$3,855
If you do not redeem your shares at the end of the period:	$163	$948	$1,753	$3,855

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes.  The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data.  The Adviser screens securities for attractive growth and value characteristics using a factor-based model.  In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, fair valuations, strong financial strength, strong earnings growth and consistently positive momentum. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  For selling decisions, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.  The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts (“REITs”) or foreign real estate companies.  The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).  The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund may also invest up to 100% of the Fund’s total assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments for temporary defensive purposes. The Fund may also invest up to 50% of its total assets in ETFs that are aligned with the Fund’s principal investment strategies, for temporary defensive purposes.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment:

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the All Cap Core Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the All Cap Core Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.
•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk.  The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Depositary Receipt Risk.  The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Large-Sized Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Small- and Medium-Sized Companies Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Investment Company Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares' annual return from year to year.  Sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown.  The table shows how the Fund’s average annual returns for the 1-year, 5-year and since inception periods compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

Calendar Year Total Return as of December 31 – Class A

The Fund’s year-to-date return as of September 30, 2018 was 10.23%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.65% for the quarter ended March 31, 2013, and the lowest quarterly return was -16.39% for the quarter ended September 30, 2011.

Average Annual Total Returns
(for the period ended December 31, 2017)
Class A Shares	1 Year	5 Years	Since Inception (08/16/2010)
Return Before Taxes	13.05%	14.51%	13.85%
Return After Taxes on Distributions	3.98%	10.60%	11.15%
Return After Taxes on Distributions and Sale of Fund Shares	13.85%	11.14%	11.03%
Class C Shares
Return Before Taxes	17.64%	14.83%	13.70%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	21.13%	15.58%	15.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	15.50%

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns are shown only for the Class A Shares and the after-tax returns for the Class C shares will vary to the extent it has different expenses.

Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Fund’s investment adviser.

Portfolio Managers:  James O’Shaughnessy, Principal, Chairman and Chief Investment Officer, Patrick O’Shaughnessy, Principal and Chief Executive Officer, Scott Bartone, Principal and Director of Portfolio Management and Operations and Christopher Meredith, Principal and Director of Research, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. James O’Shaughnessy and Mr. Meredith have managed the Fund since August 2010 and Mr. Patrick O’Shaughnessy and Mr. Scott Bartone have managed the Fund since November 2018.

Purchase and Sale of Fund Shares
You may purchase, or redeem Fund shares on any business day by written request via mail (O’Shaughnessy All Cap Core Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts for Class A and Class C shares are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular and Retirement Accounts	$2,500	$100

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.